SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Future cash inflows		$ 193,436,136	$ 181,000,717
Future production costs	[1]	(105,954,239)	(99,160,999)
Future development costs		(37,252,500)	(29,867,500)
Future income tax expenses		(16,528,696)	(18,037,976)
Future net cash flows		33,700,701	33,934,242
10% annual discount for estimated timing of cash flows		(16,319,939)	(18,318,152)
Standardized measure of discounted future net cash flows at the end of the year		$ 17,380,762	$ 15,616,090	$ 8,233,330	$ 7,597,232

[1]	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.